Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Class A ordinary subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 1,565	$ 12,635	$ 30,072	$ 3,113	$ 450,996	$ 427,950
Net income allocable to Class A ordinary shares subject to possible redemption	$ 1,565	$ 12,635	$ 30,072	$ 3,113	$ 450,996	$ 427,950
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	6,729,062	7,120,317	6,460,450	6,683,183	6,905,415	6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.07	$ 0.06
Numerator: Net Loss minus Net Earnings
Net loss	$ (4,992,397)	$ (550,146)	$ (534,344)	$ (4,061,681)	$ 4,191,660	$ (109,449)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(1,565)	(12,635)	(30,072)	(3,113)	(450,996)	(427,950)
Non-Redeemable Net Loss	$ (4,993,962)	$ (562,781)	$ (564,416)	$ (4,064,794)	$ 3,740,664	$ (537,399)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	3,403,438	3,012,183	2,112,827	3,449,317	3,227,085	3,200,004
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ (1.47)	$ (0.19)	$ (0.27)	$ (1.18)	$ 1.16	$ (0.17)